CONSOLIDATED BALANCE SHEETS - Q1 (Parentheticals) - $ / shares	Apr. 12, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Parenthetical [Abstract]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	600,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued		54,114,296	54,114,296	53,504,296
Common stock, shares outstanding		54,114,296	54,114,296	53,504,296